Class K [Member] Expense Example - Class K - BlackRock China A Opportunities Fund - Class K	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	702
Expense Example, with Redemption, 5 Years	1,334
Expense Example, with Redemption, 10 Years	$ 3,038